9. Property, plant and equipment (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
SummaryOfPropertyPlantAndEquipmentLineItems [Line Items]
Cost	$ 85,289,885	$ 77,638,404	$ 69,674,835
Accumlated depreciation	(22,815,042)	(20,578,217)	(18,780,067)
Property, plant, and equipment, beginning	57,060,187	50,894,768
Additions	8,549,909	8,482,798
Disposals	(573,754)	(49,824)
Transfers	0	(119,466)
Depreciation for the period	(2,561,499)	(2,148,089)	(2,147,241)
Property, plant, and equipment, ending	62,474,843	57,060,187	50,894,768
Lands and buildings
SummaryOfPropertyPlantAndEquipmentLineItems [Line Items]
Cost	1,449,399	1,376,244	1,276,109
Accumlated depreciation	(243,782)	(205,458)	(178,241)
Property, plant, and equipment, beginning	1,170,786	1,097,868
Additions	18,746	122,804
Disposals	(36)	(765)
Transfers	89,250	50,983
Depreciation for the period	(73,129)	(100,104)
Property, plant, and equipment, ending	1,205,617	1,170,786	1,097,868
Substations
SummaryOfPropertyPlantAndEquipmentLineItems [Line Items]
Cost	13,769,111	13,471,386	12,466,805
Accumlated depreciation	(3,973,902)	(3,571,659)	(3,214,869)
Property, plant, and equipment, beginning	9,899,727	9,251,936
Additions	113,838	680,868
Disposals	(2,211)	(7)
Transfers	187,522	323,723
Depreciation for the period	(403,667)	(356,793)
Property, plant, and equipment, ending	9,795,209	9,899,727	9,251,936
Voltage lines
SummaryOfPropertyPlantAndEquipmentLineItems [Line Items]
Cost	38,060,451	36,429,475	33,712,884
Accumlated depreciation	(12,171,436)	(11,249,849)	(10,386,483)
Property, plant, and equipment, beginning	25,179,626	23,326,401
Additions	380,528	1,456,818
Disposals	(94,785)	(35,030)
Transfers	1,595,057	1,357,461
Depreciation for the period	(1,171,411)	(926,024)
Property, plant, and equipment, ending	25,889,015	25,179,626	23,326,401
Meters and Transformer chambers and platforms
SummaryOfPropertyPlantAndEquipmentLineItems [Line Items]
Cost	15,749,070	15,047,060	13,924,981
Accumlated depreciation	(5,160,874)	(4,638,799)	(4,157,929)
Property, plant, and equipment, beginning	10,408,261	9,767,052
Additions	51,465	467,268
Disposals	(35,870)	(9,618)
Transfers	710,388	664,134
Depreciation for the period	(546,048)	(480,575)
Property, plant, and equipment, ending	10,588,196	10,408,261	9,767,052
Tools, Furniture, vehicles, equipment, communications and advances to suppliers
SummaryOfPropertyPlantAndEquipmentLineItems [Line Items]
Cost	2,656,570	2,506,343	2,398,833
Accumlated depreciation	(1,265,048)	(912,452)	(842,545)
Property, plant, and equipment, beginning	1,593,891	1,556,288
Additions	516,244	566,753
Disposals	(440,852)	(4,404)
Transfers	89,483	(240,153)
Depreciation for the period	(367,244)	(284,593)
Property, plant, and equipment, ending	1,391,522	1,593,891	1,556,288
Construction in process
SummaryOfPropertyPlantAndEquipmentLineItems [Line Items]
Cost	13,409,979	8,717,184	5,839,187
Accumlated depreciation	0	0	0
Property, plant, and equipment, beginning	8,717,184	5,839,187
Additions	7,339,357	5,103,253
Disposals	0	0
Transfers	(2,646,562)	(2,225,256)
Depreciation for the period	0	0
Property, plant, and equipment, ending	13,409,979	8,717,184	5,839,187
Supplies and spare parts
SummaryOfPropertyPlantAndEquipmentLineItems [Line Items]
Cost	195,305	90,712	56,036
Accumlated depreciation	0	0	0
Property, plant, and equipment, beginning	90,712	56,036
Additions	129,731	85,034
Disposals	0	0
Transfers	(25,138)	(50,358)
Depreciation for the period	0	0
Property, plant, and equipment, ending	$ 195,305	$ 90,712	$ 56,036